SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 79,844	$ 76,571	$ 53,270
Flat products
Disclosure of products and services [line items]
Revenue from contracts with customers	44,776	41,895	31,584
Long products
Disclosure of products and services [line items]
Revenue from contracts with customers	17,486	18,118	11,117
Tubular products
Disclosure of products and services [line items]
Revenue from contracts with customers	2,683	2,233	1,343
Mining products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,391	1,860	1,451
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 13,508	$ 12,465	$ 7,775